Document And Entity Information	Oct. 06, 2026
Document Information [Line Items]
Entity, Registrant Name	HighPeak Energy, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 06, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39464
Entity, Tax Identification Number	84-3533602
Entity, Address, Address Line One	421 W. 3rd St., Suite 1000
Entity, Address, City or Town	Fort Worth
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	850-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HPK
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001792849